Income Taxes	12 Months Ended
Dec. 31, 2017
INCOME TAXES.
INCOME TAXES

13. INCOME TAXES

Income Tax Expense (Recovery)

($ millions)	2017	2016

Current:

Current year	1 150	222

Adjustments to current income tax of prior years	59	(69)

Deferred:

Origination of temporary differences	425	(313)

Adjustments in respect of deferred income tax of prior years	(70)	67

Changes in tax rates and legislation	(106)	(190)

Recognition of previously unrecognized deferred tax assets	—	(76)

	1 458	(359)

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2017	2016

Earnings before income tax	5 916	86

Canadian statutory tax rate	27.01%	27.00%

Statutory tax	1 598	23

Add (deduct) the tax effect of:

Non-taxable component of capital gains	(90)	(60)

Share-based compensation and other permanent items	(1)	19

Assessments and adjustments	(11)	(2)

Impact of income tax rate and legislative changes	(106)	(190)

Foreign tax rate differential	180	(28)

Non-taxable component of dispositions	(41)	—

Tax gains for which no deferred income tax asset was recognized	(51)	(50)

Recognition of deferred income tax asset previously unrecognized	—	(76)

Other	(20)	5

	1 458	(359)

Deferred Income Tax Balances

Deferred income tax expense (recovery) and net liabilities in the company's consolidated financial statements were comprised of the following:

	Net Earnings (Loss)		Consolidated Balance Sheets(1)

($ millions)	2017	2016	Dec 31 2017	Dec 31 2016

Property, plant and equipment	157	(864)	14 252	13 864

Decommissioning and restoration provision	19	342	(1 910)	(1 701)

Employee retirement benefit plans	(5)	(23)	(639)	(648)

Tax loss carry-forwards	—	(10)	(109)	(109)

Partnership deferral reserve	—	(78)	—	—

Foreign exchange and other	78	121	(161)	(226)

	249	(512)	11 433	11 180

(1)	The current and non-current portion of the deferred income tax liability and asset are as follows:

($ millions)	Dec 31 2017	Dec 31 2016

Deferred income tax liability expected to reverse within 12 months	93	195

Deferred income tax asset expected to reverse within 12 months	(27)	(21)

Deferred income tax liability expected to reverse after 12 months	11 440	11 048

Deferred income tax asset expected to reverse after 12 months	(73)	(42)

Net deferred income tax liability	11 433	11 180

Change in Deferred Income Tax Balances

($ millions)	2017	2016

Beginning of year	11 180	9 919

Recognized in deferred income tax expense	249	(512)

Recognized in other comprehensive income	19	(5)

Recognized in equity	—	(26)

Acquisition	—	2 054

Foreign exchange, disposition and other	(15)	(179)

Reclassified to assets held for sale (notes 36 and 37)	—	(71)

End of year	11 433	11 180

Deferred Tax in Shareholders' Equity

	Year ended December 31

($ millions)	2017	2016

Deferred Tax in Other Comprehensive (Loss) Income

Actuarial (gain) loss on employment retirement benefit plans	(19)	5

Deferred Tax in Equity

Common share issuance	—	26

	(19)	31

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future tax profits is probable. Suncor has not recognized a $75 million (2016 – $125 million) deferred tax asset on $556 million (2016 – $926 million) of capital losses on foreign exchange on U.S. dollar denominated debt which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2017, on temporary differences of approximately $9.6 billion (2016 – $9.9 billion) associated with earnings retained in our investments in foreign subsidiaries, as the company is able to control the timing of the reversal of these differences. Based on current plans, repatriation of funds in excess of foreign reinvestment will not result in material additional income tax expense. Deferred distribution taxes associated with international business operations have not been recorded.

In the fourth quarter of 2017, the U.S. government enacted a decrease in the federal corporate tax rate from 35% to 21% effective January 1, 2018. As a result, the company revalued its deferred income tax balances, resulting in a deferred income tax recovery of $124 million.

In the fourth quarter of 2017, the Government of British Columbia enacted an increase to the provincial corporate income tax rate from 11% to 12%. As a result, the company revalued its deferred income tax balances, resulting in a deferred income tax expense of $18 million.

In the fourth quarter of 2016, the Government of Quebec enacted a decrease in the corporate income tax rate from 11.9% to 11.5% evenly over the next four years, effective January 1, 2017. As a result, the company revalued its deferred income tax balances, resulting in a deferred income tax recovery of $10 million.

In the third quarter of 2016, the U.K. government enacted a decrease in the supplementary charge rate on oil and gas profits in the North Sea that reduced the statutory tax rate on Suncor's earnings in the U.K. from 50% to 40%. The company revalued its deferred income tax balances, resulting in a deferred income tax recovery of $180 million.